UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                            December 31, 2007

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Thomas H. Lee Partners, L.P.
Address:    100 Federal Street, 35th Floor
            Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Holden
Title:      Managing Director and Chief Financial Officer
Phone:      (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 14th day of January, 2008.

Thomas H. Lee Partners, L.P.
-----------------------------------
(Name of Institutional Manager)


/s/Charles P. Holden
-----------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers         0

Form 13F Information Table Entry Total    5

Form 13F Information Table Value Total    $1,305,964,823

           Name:             13F File              Name:             13F File
                                No.:                                    No.:
1. ______________________  ___________   6. ______________________  ___________
2. ______________________  ___________   7. ______________________  ___________
3. ______________________  ___________   8. ______________________  ___________
4. ______________________  ___________   9. ______________________  ___________
5. ______________________  ___________  10. ______________________  ___________

     Item 1      Item 2   Item 3         Item 4       Item 5                Item 6               Item 7            Item 8
     ------      ------   ------         ------       ------                ------               ------            ------
                                                                      Investment Discretion
                                                                   --------------------------                      Voting
                                                                             (b)                                  Authority
                                                      Shares                 Shared as                      ----------------------
                 Title                   Fair         of                     Defined    (c)      Managers         (Shares)
    Name of      of        CUSIP         Market       Principal      (a)     in         Shared   see        (a)      (b)      (c)
    Issuer       Class     Number        Value        Amount         Sole    Instr. V   Other    Instr. V   Sole    Shared     No
-------------    -----     ------        ------       ---------    --------  ---------  ------   --------   ----   --------   ----

Refco, Inc.      Common   75866G109               0   48,875,492   48,875,492                              48,875,492

Spectrum Brands
Inc.             Common   755081106      64,292,320   12,062,349   12,062,349                              12,062,349

Warner Music
Group            Common   934550104     336,665,209   55,555,315   55,555,315                              55,555,315

Fidelity
National         Common   31620M106     241,131,167    5,797,816    5,797,816                               5,797,816
Information
Systems, Inc.

Warner Chilcott  Common   G9435N108     663,876,127   37,443,662   37,443,662                              37,443,662
Limited
                                      1,305,964,823
COLUMN TOTALS